Related Party Balances and Transactions (Details) - Schedule of related party transactions - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues		$ 1,025,937	$ 807,250
Cost of revenues
Cost of revenues		2,546	127,387
Selling expense
Selling expense	948,565	979,097	279,043
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Revenues
Revenues		1,025,937	717,091
Interest income
Interest income		4,767
Guangzhou Tiantinghui Enterprise Management Consulting Co., Ltd. [Member]
Revenues
Revenues			81,985
Cost of revenues
Cost of revenues			127,387
Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.[Member]
Revenues
Revenues			8,174
Cost of revenues
Cost of revenues		1,289
Selling expense
Selling expense		1,302
Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd. [Member]
Cost of revenues
Cost of revenues		$ 1,257